Parent Company Financial Data	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2016	2015
	(dollars in thousands)
Assets
Cash and demand deposits	$269	$246
Interest-earning deposits	2,161	3,396
Investments in:
Bank subsidiaries	41,358	42,528
Nonbank subsidiaries	494	648
Other assets	1,316	1,342
Total assets	$45,598	$48,160
Liabilities and shareholders’ equity
Master notes	$2,162	$3,396
Short term debt	500	2,350
Junior subordinated debentures	9,534	9,534
Other liabilities	501	163
Total liabilities	12,697	15,443
Shareholders’ equity	32,901	32,717
Total liabilities and shareholders’ equity	$45,598	$48,160

Note 19 - Parent Company Financial Data (Continued)

Condensed Statements of Income

	2016	2015	2014
	(dollars in thousands)
Equity in undistributed earnings (loss) of subsidiaries	$375	$2,760	$1,456
Dividends received from subsidiaries	2,500	—	1,000
Interest income	6	8	11
Other income	77	81	87
Interest expense	(585)	(612)	(583)
Other operating expense	(445)	(555)	(624)
Income tax benefit	283	325	332
Net income	$2,211	$2,007	$1,679
Consolidated net income	$2,211	$2,007	$1,679
Less: Net income attributable to noncontrolling interest	(593)	(592)	(591)
Net income attributable to Uwharrie Capital Corp	1,618	1,415	1,088
Net Income (loss) available to common shareholders	$1,618	$1,415	$1,088
Net income (loss) per common share
Basic	$0.23	$0.20	$0.14
Diluted	$0.23	$0.20	$0.14
Weighted average shares outstanding
Basic	7,096,969	7,193,712	7,595,948
Diluted	7,097,075	7,193,712	7,595,948

Condensed Statements of Cash Flows

	2016	2015	2014
	(dollars in thousands)
Cash flows from operating activities
Net income	$2,211	$2,007	$1,679
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(375)	(2,760)	(1,456)
(Increase) decrease in other assets	26	(228)	136
Increase (decrease) in other liabilities	338	14	78
Net cash provided (used) by operating activities	2,200	(967)	437
Cash flows from financing activities
Net decrease in master notes	(1,234)	(278)	(324)
Net increase in short-term debt	(1,850)	1,350	1,000
Net repayments of issuance of junior subordinated debentures	—	—	(1,593)
Repurchase of common stock, net	(322)	(429)	(1,401)
Cash paid for fractional shares	(6)	(5)	(4)
Net cash used by financing activities	(3,412)	638	(2,322)
Net decrease in cash and cash equivalents	(1,212)	(329)	(1,885)
Cash and cash equivalents at beginning of year	3,642	3,971	5,856
Cash and cash equivalents at end of year	$2,430	$3,642	$3,971